Accumulated Other Comprehensive Income - Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 18,176	$ 14,637	$ 13,454
Other comprehensive income before reclassification, net of income taxes	1,233	(222)	320
Amounts reclassified from accumulated other comprehensive income, net of income taxes	277	1,981	746
Total other comprehensive income (loss), net of tax	1,510	1,759	1,066
Ending balance	20,381	18,176	14,637
Unrealized gains (losses) on securities available for sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2,734)	(4,190)	(4,895)
Other comprehensive income before reclassification, net of income taxes	1,018	38	702
Amounts reclassified from accumulated other comprehensive income, net of income taxes	0	1,418	3
Total other comprehensive income (loss), net of tax	1,018	1,456	705
Ending balance	(1,716)	(2,734)	(4,190)
Unrealized gains (losses) on derivative financial instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(434)	(763)	(1,124)
Other comprehensive income before reclassification, net of income taxes	154	(230)	(364)
Amounts reclassified from accumulated other comprehensive income, net of income taxes	273	559	725
Total other comprehensive income (loss), net of tax	427	329	361
Ending balance	(7)	(434)	(763)
Net pension and postretirement benefit costs
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(302)	(276)	(276)
Other comprehensive income before reclassification, net of income taxes	61	(30)	(18)
Amounts reclassified from accumulated other comprehensive income, net of income taxes	4	4	18
Total other comprehensive income (loss), net of tax	65	(26)	0
Ending balance	(237)	(302)	(276)
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(3,470)	(5,229)	(6,295)
Ending balance	$ (1,960)	$ (3,470)	$ (5,229)